CASH AND CASH EQUIVALENTS- Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Restricted cash	$ 458	$ 437
Investments in money market funds	$ 160	$ 98